2 Concessions and Authorizations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	R$ 1,902,340	R$ 1,878,369		R$ 1,796,865
Intangible assets	6,929,456	6,332,611
Amortization	(372)	372
Compagas balances [member]
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	189,416	144,813	R$ 148,720
Intangible assets	102,627	127,598	152,538
Fair value of assets from the indemnity for the concession	34,591	9,181	9,184
Amortization	(29,442)	(28,854)	(29,012)
Adjustments [member]
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession		179,572	199,257
Intangible assets	29,739	(127,598)	(148,919)
Fair value of assets from the indemnity for the concession	(22,437)	1,234	3,009
Amortization	199	400	6,253
Copel balances [member]
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	189,416	324,385	347,977
Intangible assets	132,366		3,619
Fair value of assets from the indemnity for the concession	12,154	10,415	12,193
Amortization	R$ (29,243)	R$ (28,454)	R$ (22,759)